Revenue, Costs of Sales and Gross Profit Margin - Schedule of Revenue Costs of Sales and Gross Profit Margin (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue Costs of Sales and Gross Profit Margin [Line Items]
Revenues	$ 6,270,951	$ 5,367,405
Costs of services	2,638,887	1,951,235
Gross profit	$ 3,632,064	$ 3,416,170
Gross profit margin %	58.00%	64.00%
QHI [Member]
Schedule of Revenue Costs of Sales and Gross Profit Margin [Line Items]
Revenues	$ 642,828	$ 1,550,559
Costs of services	90,041	325,439
DC [Member]
Schedule of Revenue Costs of Sales and Gross Profit Margin [Line Items]
Revenues	962,919	24,304
Costs of services	455,705	35,599
DU [Member]
Schedule of Revenue Costs of Sales and Gross Profit Margin [Line Items]
Revenues	4,665,204	3,792,542
Costs of services	$ 2,093,141	$ 1,590,197